UNAUDITED QUARTERLY RESULTS	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
UNAUDITED QUARTERLY RESULTS
16.	UNAUDITED QUARTERLY RESULTS

The following table sets forth selected unaudited quarterly data during the years ended December 31, 2015 and 2014. The quarterly operating results below are not necessarily indicative of those in future periods (in thousands, except for share data).

	2015 Quarter Ended
	March 31	June 30	September 30	December 31
Revenues	$80,786	$80,432	$78,318	$78,756
Direct costs of sales and services, exclusive of depreciation and amortization	33,346	32,978	33,681	31,434
Direct costs of customer support	9,118	9,090	9,173	9,094
Exit activities, restructuring and impairments	265	59	920	1,033
Net loss	(10,442)	(12,534)	(14,197)	(11,269)
Basic and diluted net loss per share	(0.20)	(0.24)	(0.27)	(0.22)

	2014 Quarter Ended
	March 31	June 30	September 30	December 31
Revenues	$81,961	$84,068	$84,667	$84,263
Direct costs of sales and services, exclusive of depreciation and amortization	35,760	36,562	37,148	35,475
Direct costs of customer support	8,927	9,553	9,114	9,211
Exit activities, restructuring and impairments	1,384	1,561	56	1,518
Net loss	(10,675)	(11,185)	(9,377)	(8,257)
Basic and diluted net loss per share	(0.21)	(0.22)	(0.18)	(0.16)